Exhibit 99.2

3097 Satellite Blvd., Ste. 400, Duluth, GA 30096

770.497.9100

26 July 2022

New Residential Mortgage Loan Trust 2022-SFR2
c/o New Residential Investment Corp.

1345 Avenue of the Americas, 45th Floor
New York, New York 10105

RE: New Residential Mortgage Loan Trust 2022-SFR2 (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by New Residential Investment Corp. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

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b. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.      The value of the Properties or any other collateral securing the Mortgage Loan,

iii.     Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.     Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 7 of the 223 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By: /s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I
Client Code	HOA Status
314208	APPARENT HOA PROPERTY
319073	APPARENT HOA PROPERTY
323505	APPARENT HOA PROPERTY
323621	APPARENT HOA PROPERTY
323677	APPARENT HOA PROPERTY
323679	APPARENT HOA PROPERTY
324143	APPARENT HOA PROPERTY
323651	APPARENT NON-HOA PROPERTY
325781	APPARENT NON-HOA PROPERTY
256192	APPARENT NON-HOA PROPERTY
263186	APPARENT NON-HOA PROPERTY
279703	APPARENT NON-HOA PROPERTY
279706	APPARENT NON-HOA PROPERTY
301334	APPARENT NON-HOA PROPERTY
301626	APPARENT NON-HOA PROPERTY
302843	APPARENT NON-HOA PROPERTY
306028	APPARENT NON-HOA PROPERTY
308211	APPARENT NON-HOA PROPERTY
308248	APPARENT NON-HOA PROPERTY
308249	APPARENT NON-HOA PROPERTY
308278	APPARENT NON-HOA PROPERTY
310032	APPARENT NON-HOA PROPERTY
310034	APPARENT NON-HOA PROPERTY
310117	APPARENT NON-HOA PROPERTY
310140	APPARENT NON-HOA PROPERTY
310422	APPARENT NON-HOA PROPERTY
310476	APPARENT NON-HOA PROPERTY
310485	APPARENT NON-HOA PROPERTY
310527	APPARENT NON-HOA PROPERTY
310541	APPARENT NON-HOA PROPERTY
310603	APPARENT NON-HOA PROPERTY
310610	APPARENT NON-HOA PROPERTY
311562	APPARENT NON-HOA PROPERTY
311587	APPARENT NON-HOA PROPERTY
311608	APPARENT NON-HOA PROPERTY
311626	APPARENT NON-HOA PROPERTY
311649	APPARENT NON-HOA PROPERTY
311670	APPARENT NON-HOA PROPERTY
311674	APPARENT NON-HOA PROPERTY
311697	APPARENT NON-HOA PROPERTY

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311702	APPARENT NON-HOA PROPERTY
311725	APPARENT NON-HOA PROPERTY
311752	APPARENT NON-HOA PROPERTY
311767	APPARENT NON-HOA PROPERTY
311782	APPARENT NON-HOA PROPERTY
311795	APPARENT NON-HOA PROPERTY
313980	APPARENT NON-HOA PROPERTY
314051	APPARENT NON-HOA PROPERTY
314059	APPARENT NON-HOA PROPERTY
314079	APPARENT NON-HOA PROPERTY
314096	APPARENT NON-HOA PROPERTY
314099	APPARENT NON-HOA PROPERTY
314118	APPARENT NON-HOA PROPERTY
314131	APPARENT NON-HOA PROPERTY
314133	APPARENT NON-HOA PROPERTY
314170	APPARENT NON-HOA PROPERTY
314195	APPARENT NON-HOA PROPERTY
314199	APPARENT NON-HOA PROPERTY
314202	APPARENT NON-HOA PROPERTY
314222	APPARENT NON-HOA PROPERTY
314239	APPARENT NON-HOA PROPERTY
314247	APPARENT NON-HOA PROPERTY
314250	APPARENT NON-HOA PROPERTY
314251	APPARENT NON-HOA PROPERTY
314255	APPARENT NON-HOA PROPERTY
314265	APPARENT NON-HOA PROPERTY
314280	APPARENT NON-HOA PROPERTY
314296	APPARENT NON-HOA PROPERTY
314307	APPARENT NON-HOA PROPERTY
314314	APPARENT NON-HOA PROPERTY
314315	APPARENT NON-HOA PROPERTY
317414	APPARENT NON-HOA PROPERTY
317430	APPARENT NON-HOA PROPERTY
317431	APPARENT NON-HOA PROPERTY
317443	APPARENT NON-HOA PROPERTY
317449	APPARENT NON-HOA PROPERTY
317451	APPARENT NON-HOA PROPERTY
317452	APPARENT NON-HOA PROPERTY
317461	APPARENT NON-HOA PROPERTY
317469	APPARENT NON-HOA PROPERTY
317476	APPARENT NON-HOA PROPERTY
317494	APPARENT NON-HOA PROPERTY
317514	APPARENT NON-HOA PROPERTY

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317546	APPARENT NON-HOA PROPERTY
317554	APPARENT NON-HOA PROPERTY
317601	APPARENT NON-HOA PROPERTY
317626	APPARENT NON-HOA PROPERTY
317642	APPARENT NON-HOA PROPERTY
317643	APPARENT NON-HOA PROPERTY
317649	APPARENT NON-HOA PROPERTY
317654	APPARENT NON-HOA PROPERTY
317663	APPARENT NON-HOA PROPERTY
317691	APPARENT NON-HOA PROPERTY
317704	APPARENT NON-HOA PROPERTY
317712	APPARENT NON-HOA PROPERTY
317979	APPARENT NON-HOA PROPERTY
317982	APPARENT NON-HOA PROPERTY
318932	APPARENT NON-HOA PROPERTY
318934	APPARENT NON-HOA PROPERTY
318949	APPARENT NON-HOA PROPERTY
318951	APPARENT NON-HOA PROPERTY
318954	APPARENT NON-HOA PROPERTY
318962	APPARENT NON-HOA PROPERTY
318965	APPARENT NON-HOA PROPERTY
319046	APPARENT NON-HOA PROPERTY
319051	APPARENT NON-HOA PROPERTY
319052	APPARENT NON-HOA PROPERTY
319054	APPARENT NON-HOA PROPERTY
319056	APPARENT NON-HOA PROPERTY
319057	APPARENT NON-HOA PROPERTY
319065	APPARENT NON-HOA PROPERTY
319072	APPARENT NON-HOA PROPERTY
319553	APPARENT NON-HOA PROPERTY
319568	APPARENT NON-HOA PROPERTY
319569	APPARENT NON-HOA PROPERTY
319573	APPARENT NON-HOA PROPERTY
319575	APPARENT NON-HOA PROPERTY
319656	APPARENT NON-HOA PROPERTY
319660	APPARENT NON-HOA PROPERTY
319667	APPARENT NON-HOA PROPERTY
319673	APPARENT NON-HOA PROPERTY
319675	APPARENT NON-HOA PROPERTY
319689	APPARENT NON-HOA PROPERTY
320299	APPARENT NON-HOA PROPERTY
320300	APPARENT NON-HOA PROPERTY
320304	APPARENT NON-HOA PROPERTY

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320306	APPARENT NON-HOA PROPERTY
320307	APPARENT NON-HOA PROPERTY
320314	APPARENT NON-HOA PROPERTY
320323	APPARENT NON-HOA PROPERTY
320331	APPARENT NON-HOA PROPERTY
320365	APPARENT NON-HOA PROPERTY
320368	APPARENT NON-HOA PROPERTY
320369	APPARENT NON-HOA PROPERTY
320628	APPARENT NON-HOA PROPERTY
320632	APPARENT NON-HOA PROPERTY
320633	APPARENT NON-HOA PROPERTY
320636	APPARENT NON-HOA PROPERTY
320642	APPARENT NON-HOA PROPERTY
320666	APPARENT NON-HOA PROPERTY
320689	APPARENT NON-HOA PROPERTY
321215	APPARENT NON-HOA PROPERTY
321216	APPARENT NON-HOA PROPERTY
321303	APPARENT NON-HOA PROPERTY
321311	APPARENT NON-HOA PROPERTY
321813	APPARENT NON-HOA PROPERTY
321814	APPARENT NON-HOA PROPERTY
321823	APPARENT NON-HOA PROPERTY
322382	APPARENT NON-HOA PROPERTY
322492	APPARENT NON-HOA PROPERTY
322497	APPARENT NON-HOA PROPERTY
322499	APPARENT NON-HOA PROPERTY
322503	APPARENT NON-HOA PROPERTY
322514	APPARENT NON-HOA PROPERTY
322519	APPARENT NON-HOA PROPERTY
322521	APPARENT NON-HOA PROPERTY
323414	APPARENT NON-HOA PROPERTY
323427	APPARENT NON-HOA PROPERTY
323431	APPARENT NON-HOA PROPERTY
323442	APPARENT NON-HOA PROPERTY
323485	APPARENT NON-HOA PROPERTY
323496	APPARENT NON-HOA PROPERTY
323515	APPARENT NON-HOA PROPERTY
323521	APPARENT NON-HOA PROPERTY
323558	APPARENT NON-HOA PROPERTY
323562	APPARENT NON-HOA PROPERTY
323564	APPARENT NON-HOA PROPERTY
323565	APPARENT NON-HOA PROPERTY
323566	APPARENT NON-HOA PROPERTY

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323572	APPARENT NON-HOA PROPERTY
323576	APPARENT NON-HOA PROPERTY
323592	APPARENT NON-HOA PROPERTY
323595	APPARENT NON-HOA PROPERTY
323602	APPARENT NON-HOA PROPERTY
323604	APPARENT NON-HOA PROPERTY
323605	APPARENT NON-HOA PROPERTY
323619	APPARENT NON-HOA PROPERTY
323632	APPARENT NON-HOA PROPERTY
323644	APPARENT NON-HOA PROPERTY
323657	APPARENT NON-HOA PROPERTY
323658	APPARENT NON-HOA PROPERTY
323659	APPARENT NON-HOA PROPERTY
323660	APPARENT NON-HOA PROPERTY
323661	APPARENT NON-HOA PROPERTY
323676	APPARENT NON-HOA PROPERTY
323697	APPARENT NON-HOA PROPERTY
323702	APPARENT NON-HOA PROPERTY
323727	APPARENT NON-HOA PROPERTY
323735	APPARENT NON-HOA PROPERTY
323738	APPARENT NON-HOA PROPERTY
323748	APPARENT NON-HOA PROPERTY
323764	APPARENT NON-HOA PROPERTY
323765	APPARENT NON-HOA PROPERTY
323766	APPARENT NON-HOA PROPERTY
323774	APPARENT NON-HOA PROPERTY
324066	APPARENT NON-HOA PROPERTY
324088	APPARENT NON-HOA PROPERTY
324115	APPARENT NON-HOA PROPERTY
324135	APPARENT NON-HOA PROPERTY
324140	APPARENT NON-HOA PROPERTY
324152	APPARENT NON-HOA PROPERTY
324154	APPARENT NON-HOA PROPERTY
324157	APPARENT NON-HOA PROPERTY
324162	APPARENT NON-HOA PROPERTY
324182	APPARENT NON-HOA PROPERTY
324185	APPARENT NON-HOA PROPERTY
324198	APPARENT NON-HOA PROPERTY
324216	APPARENT NON-HOA PROPERTY
324238	APPARENT NON-HOA PROPERTY
324809	APPARENT NON-HOA PROPERTY
324815	APPARENT NON-HOA PROPERTY
324825	APPARENT NON-HOA PROPERTY

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324829	APPARENT NON-HOA PROPERTY
324834	APPARENT NON-HOA PROPERTY
324835	APPARENT NON-HOA PROPERTY
324840	APPARENT NON-HOA PROPERTY
324847	APPARENT NON-HOA PROPERTY
324871	APPARENT NON-HOA PROPERTY
325787	APPARENT NON-HOA PROPERTY
325790	APPARENT NON-HOA PROPERTY
325805	APPARENT NON-HOA PROPERTY
325914	APPARENT NON-HOA PROPERTY
326505	APPARENT NON-HOA PROPERTY

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